2. Discontinued Operations (September 2019)	9 Months Ended
Sep. 30, 2019
Notes to Financial Statements
DISCONTINUED OPERATIONS	2. DISCONTINUED OPERATIONS In June 2019, the Company closed Red Rock Travel Group due to continuing losses in operations. Refer to Note 13 for contingency matters related to discontinued operations.